Income Taxes - Components of income tax provision (benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal					$ 0	$ 0	$ 0
State					115	0	0
Total Current					115	0	0
Deferred:
Federal					0	0	0
State					0	0	0
Total Deferred					0	0	0
Provision for income taxes	$ 65	$ 28	$ 107	$ 53	$ 115	$ 0	$ 0